GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Wix.com Ltd. (the "Company") was incorporated on October 5, 2006, under the laws of the State of Israel, and commenced operations on the same date. The Company develops and markets an internet service that allows users to create web content.

The Company has established a number of subsidiaries in local jurisdictions to comply with local law requirements regarding payment collection, (Wix.com, Inc. (the "U.S. Subsidiary"), Wix.com Brasil Serviços de Internet Ltda. (the "Brazilian Subsidiary"), Wix.com Luxemburg S.a.r.l (the "Luxembourgian Subsidiary"), Wix.com Services Mexico S de RL de C.V. (the "Mexican Subsidiary"), Wix Com India Private Limited (the “Indian Subsidiary) and Wix.com Colombia S.A.S (the "Colombian Subsidiary"). During 2016 the Company established new Entity in Singapore and as of December 31, 2016 the Singapore Subsidiary and the Colombian Subsidiary had not yet commenced their operations. In addition, the Company established wholly-owned subsidiaries in Lithuania under the name Wix.com UAB (the "Lithuanian Subsidiary") and in Germany under name (the "Wix.com Germany GmbH") which is engaged in R&D activity.

b.
In February 2014, the Company acquired all of the share capital of Appixia Ltd. (“Appixia”), an Israeli company, for cash consideration. Appixia developed a platform for building mCommerce applications for the Israeli market. In October, 2014, the Company acquired all of the share capital of OpenRest Ltd. ("OpenRest"), an Israeli company, for cash consideration. OpenRest is a provider of online ordering and mobile solutions for the restaurant industry. The cash consideration for Appixia and OpenRest acquisitions totaled $ 4,295.